Consolidated and Combined Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2025	Aug. 22, 2025	Aug. 21, 2025	Dec. 31, 2024	Feb. 16, 2024
Defined Benefit Plan Disclosure [Line Items]
Accounts receivables	$ 5,763,509			$ 928,951
Ordinary Share, par or stated value per share	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	100,000,000	500,000,000	100,000,000
Common stock, shares, outstanding	89,687,500			89,687,500
Common stock, shares, issued	89,687,500			89,687,500
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivables	$ 5,763,509			$ 928,951